American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2025

Heritage Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 6.0%
Axon Enterprise, Inc.(1)	137,674	104,011,330
Curtiss-Wright Corp.	119,809	58,732,768
HEICO Corp.	196,481	64,209,991
Howmet Aerospace, Inc.	895,917	161,058,999
		388,013,088
Banks — 0.4%
NU Holdings Ltd., Class A(1)	2,024,893	24,744,192
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.(1)	261,006	102,376,993
Argenx SE, ADR(1)	77,129	51,701,883
Natera, Inc.(1)	598,332	79,973,055
		234,051,931
Broadline Retail — 1.5%
Coupang, Inc.(1)	3,294,073	96,944,568
Building Products — 1.3%
Johnson Controls International PLC	787,857	82,724,985
Capital Markets — 7.5%
Ares Management Corp., Class A	868,221	161,081,042
Coinbase Global, Inc., Class A(1)	83,760	31,641,178
LPL Financial Holdings, Inc.	443,962	175,689,082
MSCI, Inc.	139,987	78,583,102
TPG, Inc.	741,581	42,322,028
		489,316,432
Chemicals — 0.9%
Element Solutions, Inc.	2,408,975	56,851,810
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	253,605	58,493,993
Communications Equipment — 0.8%
Ciena Corp.(1)	536,799	49,836,419
Construction and Engineering — 1.5%
EMCOR Group, Inc.	154,544	96,974,815
Construction Materials — 0.8%
Vulcan Materials Co.	200,107	54,963,390
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	100,322	52,180,482
Maplebear, Inc.(1)	989,441	47,463,485
Sprouts Farmers Market, Inc.(1)	572,635	86,777,108
		186,421,075
Distributors — 0.9%
Pool Corp.	188,079	57,954,663
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	276,387	31,259,370
Duolingo, Inc.(1)	127,380	44,143,539
		75,402,909
Electrical Equipment — 2.1%
Hubbell, Inc.	78,372	34,286,183
Vertiv Holdings Co., Class A	713,302	103,856,771
		138,142,954

Entertainment — 3.3%
ROBLOX Corp., Class A(1)	1,185,800	163,391,382
Spotify Technology SA(1)	84,491	52,936,991
		216,328,373
Financial Services — 2.7%
Block, Inc.(1)	973,139	75,184,719
Corpay, Inc.(1)	317,879	102,690,811
		177,875,530
Ground Transportation — 1.0%
Norfolk Southern Corp.	231,774	64,433,172
Health Care Equipment and Supplies — 4.4%
Dexcom, Inc.(1)	1,427,076	115,264,928
GE HealthCare Technologies, Inc.	508,661	36,277,703
IDEXX Laboratories, Inc.(1)	111,183	59,406,189
Insulet Corp.(1)	267,878	77,256,015
		288,204,835
Health Care Providers and Services — 1.9%
Cencora, Inc.	425,138	121,623,479
Health Care Technology — 1.2%
Veeva Systems, Inc., Class A(1)	285,335	81,092,207
Hotels, Restaurants and Leisure — 10.2%
Airbnb, Inc., Class A(1)	237,762	31,482,066
Chipotle Mexican Grill, Inc.(1)	717,346	30,759,797
DoorDash, Inc., Class A(1)	173,112	43,321,278
Flutter Entertainment PLC(1)	310,662	93,900,696
Hilton Worldwide Holdings, Inc.	731,078	195,987,390
Royal Caribbean Cruises Ltd.	536,040	170,391,035
Viking Holdings Ltd.(1)	792,452	46,532,782
Wingstop, Inc.	136,583	51,538,229
		663,913,273
Household Durables — 0.8%
TopBuild Corp.(1)	141,663	52,476,225
Household Products — 0.9%
Church & Dwight Co., Inc.	599,193	56,186,328
Independent Power and Renewable Electricity Producers — 3.4%
Vistra Corp.	1,058,229	220,683,076
Insurance — 1.1%
Ryan Specialty Holdings, Inc., Class A	1,120,913	68,588,667
Interactive Media and Services — 1.3%
Pinterest, Inc., Class A(1)	2,132,832	82,327,315
IT Services — 2.6%
Cloudflare, Inc., Class A(1)	810,967	168,421,627
Life Sciences Tools and Services — 4.1%
Agilent Technologies, Inc.	349,743	40,153,994
Bio-Techne Corp.	1,122,297	61,423,315
IQVIA Holdings, Inc.(1)	321,155	59,689,868
Mettler-Toledo International, Inc.(1)	37,775	46,602,262
West Pharmaceutical Services, Inc.	234,935	56,210,548
		264,079,987
Machinery — 0.9%
Crane Co.	283,478	55,496,488

Media — 1.5%
Trade Desk, Inc., Class A(1)	1,085,914	94,431,081
Oil, Gas and Consumable Fuels — 2.5%
Expand Energy Corp.	402,357	42,158,967
Permian Resources Corp.	2,149,477	30,436,594
Targa Resources Corp.	520,001	86,533,366
		159,128,927
Professional Services — 2.0%
CACI International, Inc., Class A(1)	52,174	24,029,779
Equifax, Inc.	113,448	27,253,613
Verisk Analytics, Inc.	270,796	75,473,553
		126,756,945
Semiconductors and Semiconductor Equipment — 2.2%
Analog Devices, Inc.	186,270	41,841,830
Lattice Semiconductor Corp.(1)	457,300	22,787,259
Monolithic Power Systems, Inc.	111,146	79,051,481
		143,680,570
Software — 11.3%
Cadence Design Systems, Inc.(1)	199,291	72,655,520
Datadog, Inc., Class A(1)	838,274	117,341,594
Docusign, Inc.(1)	816,643	61,770,876
Fair Isaac Corp.(1)	62,162	89,309,389
Guidewire Software, Inc.(1)	386,427	87,417,516
HubSpot, Inc.(1)	153,281	79,652,472
Manhattan Associates, Inc.(1)	365,120	80,202,259
Samsara, Inc., Class A(1)	1,357,850	51,639,035
Zscaler, Inc.(1)	322,535	92,103,095
		732,091,756
Specialized REITs — 0.7%
SBA Communications Corp.	202,603	45,528,946
Specialty Retail — 3.3%
Burlington Stores, Inc.(1)	380,789	103,940,165
Carvana Co.(1)	285,298	111,314,721
		215,254,886
Technology Hardware, Storage and Peripherals — 0.3%
Super Micro Computer, Inc.(1)(2)	385,052	22,706,516
Textiles, Apparel and Luxury Goods — 0.8%
On Holding AG, Class A(1)	1,035,182	50,278,790
Trading Companies and Distributors — 2.3%
Core & Main, Inc., Class A(1)	815,205	51,879,646
Fastenal Co.	767,083	35,385,539
WESCO International, Inc.	309,332	64,019,351
		151,284,536
TOTAL COMMON STOCKS (Cost $4,727,414,606)		6,413,710,759
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	156,604	156,604
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $7,337,397), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $7,202,589)		7,201,725

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 1/15/28, valued at $64,863,921), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $63,599,684)	63,592,000
70,793,725
TOTAL SHORT-TERM INVESTMENTS (Cost $70,950,329)	70,950,329
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,798,364,935)	6,484,661,088
OTHER ASSETS AND LIABILITIES — (0.1)%	(9,557,739)
TOTAL NET ASSETS — 100.0%	$6,475,103,349

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,060,059. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $11,614,315, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,413,710,759	—	—
Short-Term Investments	156,604	$70,793,725	—
	$6,413,867,363	$70,793,725	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.